17 Braskem Idesa Financing	12 Months Ended
Dec. 31, 2019
Braskem Idesa Financing
Braskem Idesa Financing

17	Braskem Idesa financing

	Principal amount US$
Identification		Maturity	Charges (% per year)		2019	2018

Project finance
Project finance I	700,000	February-2027	US dollar exchange variation + quarterly Libor + 3.25	(i)	2,149,002	2,335,825
Project finance II	210,000	February-2027	US dollar exchange variation + 6.17		608,260	657,689
Project finance III	600,000	February-2029	US dollar exchange variation + 4.33	(ii)	1,849,896	1,983,113
Project finance IV	660,000	February-2029	US dollar exchange variation + quarterly Libor + 3.88	(iii)	2,078,545	2,225,042
Project finance V	400,000	February-2029	US dollar exchange variation + quarterly Libor + 4.65	(iv)		1,326,901
Project finance VI	89,994	February-2029	US dollar exchange variation + quarterly Libor + 2.73	(iv)		297,158
Project finance VII	533,095	February-2029	US dollar exchange variation + quarterly Libor + 4.64	(iv)		1,768,389
Total under current liabilities	3,193,089				6,685,703	10,594,117

Bond	900,000	November-2029	US dollar exchange variation + 7.45		3,640,381

Transactions costs					(344,358)	(89,525)

Total					9,981,726	10,504,592

Current liabilities					744,408	10,504,592
Non-current liabilities					9,237,318
Total					9,981,726	10,504,592

(i)	Partial prepayment of US$10,344.
(ii)	Partial prepayment of US$8,866.
(iii)	Partial prepayment of US$12,856.
(iv)	Prepaid.

On December 2, 2019, Braskem Idesa issued US$900 million in bonds (R$3,796 million) with maturity in November 2029 and interest rate of 7.45% p.a. The issue was priced at 99.65% of face value, which represents a yield of 7.5% p.a.

The transaction costs associated with the bond issue, in the amount of approximately US$71 million (R$299 million) were registered initially as a reduction in liabilities, so the debt is amortized over the term of the agreement by its effective interest rate (8.24% p.a.).

The proceeds from the issue were used to fully settle or to partially prepay of installments of the Project Finance debt contracted for the capital expenditures in the Braskem Idesa petrochemical complex.

In line with the Company’s Financial Policy, the investment in the Braskem Idesa petrochemical complex was financed under a Project Finance model, under which the construction loan is paid exclusively using the cash generated by the company itself and the shareholders provide limited guarantees. This financing includes the guarantees typical to Project Finance transactions, such as assets, receivables, cash generation and other rights of Braskem Idesa. The financing also contains various other covenants typical to contracts of this kind.

On the reporting date of the consolidated financial statements as of December 31, 2018, certain non-monetary obligations established in the contracts remained unfulfilled. As a result, the Company continued to classify to current liabilities the entire balance of the loan, in the amount of R$9,554,476, in compliance with IAS 1 (Presentation of Financial Statements).

In accordance with the aforementioned accounting standards, reclassification is required in situations in which the breach of certain contractual obligations entitles creditors to request from Braskem Idesa the prepayment of obligations in the short term. In this context, note that none of the creditors requested said prepayment of obligations and that Braskem Idesa has been settling its debt service obligations in accordance with their original maturity schedule.

On October 9, 2019, a Waivers & Consent package was approved by the Intercreditor Agend on behalf of the Lenders, thus extending the dates for achieving the Guaranteed Physical Completion Date from November 30, 2016 to December 31, 2020 and the Guaranteed Financial Completion Date from December 31, 2016 to December 31, 2020. The approval of the Waivers & Consent package allows Braskem Idesa to reclassify the Senior Debt from current to non-current liabilities according to the original maturity.

The following amortization schedule presents the original long-term maturities on December 31, 2019. In 2018, part of the debt was presented in current liabilities, with early maturities arising from the aforementioned breach of contractual obligations:

	2019	2018

2020		1,016,916
2021	800,752	1,161,108
2022	699,090	968,519
2023	892,568	1,280,154
2024	978,479	1,385,087
2025	883,333	1,381,192
2026	743,566	1,194,964
2027	329,718	582,393
2028	257,117	482,038
2029 and thereafter	3,652,695	102,105
Total	9,237,318	9,554,476